Stockholders' Equity - Schedule of Weighted Average Assumptions (Details) - Share-Based Payment Arrangement, Option [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2024
Schedule of Weighted Average Assumptions [Line Items]
Volatility	83.91%	110.42%
Expected life (years)	6 years	6 years
Risk-free interest rate	3.97%	4.26%
Dividend rate